NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2021
Non-current assets held for sale

		R$ thousand
	On December 31, 2021	On December 31, 2020
Assets not for own use
Real estate	904,591	995,614
Vehicles and similar	289,197	205,347
Machinery and equipment	1,238	1,487
Other	1,246	40
Total	1,196,272	1,202,488